Pensions and Other Post-Employment Benefit Plans - Schedule of Sensitivity Analysis of Defined Benefit Obligations (Detail)	Dec. 31, 2019	Dec. 31, 2018
Austria [member] | Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase	(10.20%)	(10.03%)
Percentage of decrease	12.20%	11.98%
Germany [member] | Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase	(12.00%)	(12.00%)
Percentage of decrease	18.00%	18.00%
Russia and Ukraine [member] | Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase	(9.20%)	(6.75%)
Percentage of decrease	11.00%	7.85%
Russia and Ukraine [member] | Actuarial assumption of expected rates of inflation [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase	5.90%	5.09%
Percentage of decrease	(5.00%)	(4.37%)
Russia and Ukraine [member] | Actuarial assumption of expected rates of compensation increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase	4.00%	2.48%
Percentage of decrease	(3.60%)	(2.23%)
Russia and Ukraine [member] | Actuarial assumption of turnover rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of increase	(7.40%)	(5.98%)
Percentage of decrease	7.90%	7.87%